CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET (Tables)	12 Months Ended
Dec. 31, 2013
CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET
Schedule of gain recognized on deconsolidation
RMB’ 000

Disposition of net assets of Shanghai JNet (Note 22)	(31,453)
Waiver of acquisition consideration and post-acquisition settlement consideration (see (iii) above)	62,169

Gain on deconsolidation of Shanghai JNet	30,716